Derivative Warrant Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Derivative Warrant Liabilities [Abstract]
Summary of Derivative Warrants
	December 31, 2021	December 31, 2020
Balance, beginning of year	428	—
2021 Series A and B Warrants - fair value on issuance (A)	62,680	—
2021 Additional Series A and B Warrants - fair value on issuance (B)	38,576	—
New Warrants - fair value on issuance recognized in profit or loss (C)	106,531	—
Agent Warrants - fair value on issuance (D)	—	504
Secured Convertible Note Warrants - fair value on issuance (E)	—	6,683
Unsecured Convertible Notes Warrants - fair value on issuance (F)	—	3,961
2020 Series A and B Warrants - fair value on issuance (G)	—	11,784
Change in fair value recognized in profit or loss	(28,697)	12,995
Converted to common shares	(157,818)	(35,521)
Unrealized foreign exchange loss	—	22
Balance, end of year	21,700	428

Summary of Outstanding Derivative Warrants

The following table summarizes outstanding derivative warrants as at December 31, 2021:

	Exercise price (USD)	Number of warrants	Weighted average contractual life
2020 Series A Warrants (1)	0.1766	500,000	3.6
Unsecured Convertible Notes Warrants (1)	0.1766	500,000	2.0
New Warrants	1.50	98,333,334	2.6
		99,333,334	2.6
(1)

The conversion or exercise price, as applicable, is subject to full ratchet antidilution protection upon any subsequent transaction at a price lower than the price then in effect and standard adjustments in the event of any share split, share dividend, share combination, recapitalization or other similar transaction. If the Company issues, sells or enters into any agreement to issue or sell, any variable rate securities, the investors have the additional right to substitute the variable price (or formula) of such securities for the conversion or exercise price, as applicable.